Subsequent Events (Details) - Subsequent Events [Member]	Mar. 31, 2026 USD ($)	Mar. 20, 2026 CAD ($) shares	Mar. 11, 2026 CAD ($) shares	Mar. 10, 2026 shares
Subsequent Events (Details) [Line Items]
Net proceeds (in Dollars) | $	$ 5,350,781
Number of debentures issued | shares			3,750	3,750
Gross proceeds of debentures (in Dollars) | $			$ 3,750,000
Class B Subordinate Voting Shares [Member]
Subsequent Events (Details) [Line Items]
Number of shares issued | shares			44,415
Settlement of debt shares | shares		370,457
Settlement of debt amount (in Dollars) | $		$ 1,117,727
Private Placement Offering [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds of debentures (in Dollars) | $			$ 300,000
Subscribed debentures shares | shares			300